Restricted Net Assets (Tables) - Parent Company	12 Months Ended
Jun. 30, 2022
Schedule of Balance Sheets

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2021	2022	2022
	(RMB)	(RMB)	(US$)

Assets
Investments in subsidiaries and VIEs	720,927	968,313	144,279
Total Assets	720,927	968,313	144,279
Liabilities and Equity

Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2021 and 2022, respectively)	36	36	5
Additional paid-in capital	503,050	510,390	76,048
Accumulated gain	213,560	449,429	66,966
Accumulated other comprehensive (loss)/income	4,281	8,458	1,260
Total equity	720,927	968,313	144,279

Total Liabilities and Equity	720,927	968,313	144,279

Schedule of Statements of Operations

Statements of Operations

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Share of income from subsidiaries and VIEs	106,151	207,657	235,869	36,530
Net income	106,151	207,657	235,869	36,530

Schedule of Statements of Cash Flows

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Interest income	—	—	791	123
Cash flows from operating activities	—	—	791	123
Investment in subsidiaries	—	(180,677)	—	—
Cash flows from investing activities	—	(180,677)	—	—
Proceeds from issuance of ordinary shares from IPO	—	180,677	—	—
Cash flows from financing activities	—	180,677	—	—
Effect of exchange rate changes	—	—	—	—
Net change in cash and cash equivalents	—	—	791	123
Cash and cash equivalents at beginning of the year	—	—	—	—
Cash and cash equivalents at end of the year	—	—	791	123